Share capital, stock options and other stock-based plans - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Jun. 23, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares, net				$ 126
Compensation expense		$ 345	$ (221)	$ 789	$ 515
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				348,936	427,691
Outstanding units (in shares)		890,103	737,485	890,103	737,485	713,061	524,322
Compensation cost not yet recognized		$ 546		$ 546
Compensation cost not yet recognized, period for recognition (in years)				1 year 6 months
Performance Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				130,000	290,540
Deferred Share Units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				218,936	137,151
Equity Settled Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding units (in shares)		456,677	408,632	456,677	408,632
Cash Settled Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding units (in shares)		433,426	328,853	433,426	328,853
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)				3 years
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares (in shares)	1,600,000			1,600,000
Issuance of common shares, net	$ 126			$ 126
Issuance of common shares on exercise of share units (in shares)		0	0	20,521	68,071